Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes (Tables) [Abstract]
Summary of operating loss carryforwards
2015	$12,083
2016	16,516
2017	23,223
2018	24,469
2019	40,685
2020	10,150
2021	7,216
2022	11,811
2023	9,434
2024 and thereafter	33,367
Without expiration date	101,003
Total	$289,957

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2014	2013	2012

Balance at January 1,	$199,924	$225,198	$223,829
Increases in unrecognized tax benefits prior periods	35,584	25,260	13,232
Decreases in unrecognized tax benefits prior periods	(21,143)	(11,445)	(5,913)
Increases in unrecognized tax benefits current period	12,600	10,062	17,903
Changes related to settlements with tax authorities	(60,872)	(52,325)	(14,763)
Foreign currency translation	15	3,174	(9,090)
Balance at December 31,	$166,108	$199,924	$225,198